AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 4, 2006
Securities Act No. 333-136914
Investment Company Act No. 811-21942

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. _1_	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. _1_	☐

(Check Appropriate Box or Boxes)

AIP VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)

701 Westchester Avenue, Suite 312-W
White Plains, New York 10604
(Address of Principal Executive Offices)(Zip Code)

1-866-569-2383
(Registrant's Telephone Number, Including Area Code)

Lee Schultheis
Alternative Investment Partners, LLC
701 Westchester Avenue, Suite 312-W
White Plains, New York 10604
(Name and Address of Agent For Service)

WITH A COPY TO:

Thomas R. Westle, Esq.
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE
(Approximate Date of Proposed Public Offering)

SHARES OF BENEFICIAL INTEREST
(Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b).
☐	On ____________ pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☒	onDecember 22, 2006 pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on ____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

IN ADDITION, THE REGISTRANT WILL NOT SELL SHARES OF THE FUNDS UNTIL ALL COMMENTS BY THE COMMISSION HAVE BEEN RESOLVED AND THE COMMISSION HAS DECLARED THE REGISTRATION STATEMENT EFFECTIVE.

THE REGISTRANT WILL CONTINUE TO FILE AMENDMENTS TO THE REGISTRATION STATEMENT UNDER RULE 485(A) TO DELAY EFFECTIVENESS OF THIS REGISTRATION STATEMENT UNTIL ALL COMMENTS BY THE COMMISSION HAVE BEEN RESOLVED.

EXPLANATORY NOTE:

THIS REGISTRATION STATEMENT INCORPORATES BY REFERENCE PARTS A AND B OF THE REGISTRATION STATEMENT ON FORM N-1A FILED WITH THE COMMISSION ON AUGUST 25, 2006 WITH ACCESSION NO. 0000894189-06-002108.

AIP VARIABLE INSURANCE TRUST

PART C
OTHER INFORMATION

Item 23. EXHIBITS

(a)	Declaration of Trust [1]

(b)	Bylaws[1]

(c)	Instruments Defining Rights of Security Holders— Incorporated by reference to the Declaration of Trust and Bylaws.

(d)	Investment Advisory Agreements [2]

(e)	Underwriting Agreement[2]

(f)	Bonus or Profit Sharing Contracts — Not applicable.

(g)	Custody Agreements

(h)	Other Material Contracts

(i)	Form of Transfer Agent Servicing Agreement[2].

(ii)	Form of Administration Servicing Agreement[2].

(iii)	Form of Fund Accounting Services Agreement [2].

(iv)	Power of Attorney[2]

(v)	Research Consultant Agreement[2]

(vi)	Operating Services Agreement[2]

(vii)	Form of Shareholder Servicing Agreement[2]

(i)	Opinion and Consent of Counsel[2]

(j)	Consent of Independent Registered Public Accounting Firm [2]

(k)	Omitted Financial Statements — Not applicable.

(l)	Agreement Relating to Initial Capital[2]

(m)	Rule 12b-1 Plan — Not applicable.

(n)	Rule 18f-3 Plan — Not applicable.

(o)	Reserved

(p)	Code of Ethics

(i) Adviser and Registrant Code of Ethics2

[1]	Previously filed with the Registration Statement on Form N-1A on August 25, 2006 (File No. 333-136914).

[2]	To be filed by amendment.

Item 24. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

Reference is made to Article VIII of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26. Business and Other Connections of the Investment Advisors.

With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated June 20, 2006. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27. Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	Julius Baer Investment Funds
AIP Alternative Strategies Funds	The Kensington Funds
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kiewit Investment Fund L.P.
Alpine Income Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Brandes Investment Trust	Masters’ Select Funds
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brazos Mutual Funds	MDT Funds
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Buffalo Funds	Monetta Trust
Buffalo Balanced Fund, Inc.	The MP 63 Fund, Inc.
Buffalo High Yield Fund, Inc.	MUTUALS.com
Buffalo Large Cap Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo USA Global Fund, Inc.	Nicholas Fund, Inc.
Country Mutual Funds Trust	Nicholas High Income Fund, Inc.
Cullen Funds Trust	Nicholas II, Inc.
Everest Funds	Nicholas Limited Edition, Inc.
FFTW Funds, Inc.	Nicholas Money Market Fund, Inc.
First American Funds, Inc.	Permanent Portfolio Funds
First American Investment Funds, Inc.	Perritt Funds, Inc.
First American Strategy Funds, Inc.	Perritt MicroCap Opportunities Fund, Inc.
Fort Pitt Capital Funds	PRIMECAP Odyssey Funds
The Glenmede Fund, Inc.	Professionally Managed Portfolios
The Glenmede Portfolios	Prudent Bear Funds, Inc.
Greenspring Fund	The Purisima Funds
Guinness Atkinson Funds	Rainier Investment Management Mutual Funds
Harding, Loevner Funds, Inc.	Rockland Trust
The Hennessy Funds, Inc.	Summit Mutual Funds, Inc.
Hennessy Mutual Funds, Inc.	Thompson Plumb Funds, Inc.
Hotchkis and Wiley Funds	TIFF Investment Program, Inc.
Intrepid Capital Management Funds Trust	Trust For Professional Managers
Jacob Internet Fund Inc.	Wexford Trust
The Jensen Portfolio, Inc.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	Treasurer
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)	Not applicable.

Item 28. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Transfer Agent, Fund Administrator and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Custodian	Custodial Trust Company 101 Carnegie Center Princeton, NJ 08540
Registrant’s Investment Adviser	Alternative Investment Partners, LLC 701 Westchester Avenue, Suite 205-W White Plains, New York 10604

Item 29. Management Services Not Discussed in Parts A and B.

Inapplicable

Item 30. Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of White Plains and the State of New York on the 4th day of October, 2006.

AIP VARIABLE INSURANCE TRUST

By: /s/ Lee Schultheis
Lee Schultheis, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on October 4, 2006.

Signature	Title

/s/Lee Schultheis* Lee Schultheis	Initial Trustee/President

EXHIBIT INDEX

Exhibit	Exhibit No.